UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2010 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Consumer Discretionary--11.5%
Best Buy	4,320		176,386
Carnival	10,590		404,644
Home Depot	5,000		158,400
Johnson Controls	10,410		317,505
Lowe's	7,090		158,036
Mattel	6,760		158,590
News, Cl. A	34,030		444,432
Omnicom Group	12,860		507,713
Staples	7,590		158,783
Target	4,360		232,998
Time Warner	20,723		635,160
Viacom, Cl. B	4,370		158,150
Whirlpool	1,550		125,488
			3,636,285
Consumer Staples--6.9%
Clorox	3,560		237,666
CVS Caremark	14,560		458,203
Dr. Pepper Snapple Group	6,250		222,000
PepsiCo	14,340		952,750
Philip Morris International	5,720		320,434
			2,191,053
Energy--14.2%
Anadarko Petroleum	5,540		316,057
ConocoPhillips	10,090		579,469
EOG Resources	6,870		638,704
Exxon Mobil	5,200		321,308
Occidental Petroleum	18,760		1,468,908
Peabody Energy	4,760		233,288
QEP Resources	9,880		297,783
Schlumberger	10,440		643,208
			4,498,725
Financial--25.3%
ACE	4,780		278,435
Aflac	3,160		163,403
American Express	4,360		183,251
Ameriprise Financial	7,550		357,341
AON	6,680		261,255
Bank of America	64,160		841,138
Berkshire Hathaway, Cl. B	4,570	a	377,848
Capital One Financial	2,540		100,457
Citigroup	92,760	a	361,764
Franklin Resources	1,510		161,419
Goldman Sachs Group	2,740		396,149
JPMorgan Chase & Co.	31,890		1,214,052
Marsh & McLennan	9,170		221,180
MetLife	14,780		568,291
Morgan Stanley	13,440		331,699
PNC Financial Services Group	3,850		199,854
Prudential Financial	5,090		275,776
State Street	4,000		150,640
SunTrust Banks	7,240		187,009
Travelers	5,920		308,432
U.S. Bancorp	15,390		332,732
Wells Fargo & Co.	29,700		746,361
			8,018,486
Health Care--11.2%
AmerisourceBergen	5,710		175,068
Amgen	5,490	a	302,554
Bristol-Myers Squibb	9,340		253,207
Covidien	7,067		284,023
McKesson	2,690		166,188
Merck & Co.	19,360		712,642

Pfizer	53,890		925,291
Thermo Fisher Scientific	3,280	a	157,046
UnitedHealth Group	11,840		415,702
WellPoint	2,620	a	148,397
			3,540,118
Industrial--11.4%
Caterpillar	2,260		177,817
Cooper Industries	3,270		160,001
Dover	6,510		339,887
Eaton	4,030		332,435
General Electric	56,720		921,700
Honeywell International	3,670		161,260
Ingersoll-Rand	6,510		232,472
Pitney Bowes	13,860		296,327
Republic Services	7,390		225,321
Union Pacific	6,260		512,068
United Technologies	3,480		247,880
			3,607,168
Information Technology--7.0%
AOL	6,233	a	154,267
Cisco Systems	26,400	a	578,160
Hewlett-Packard	3,930		165,335
Microsoft	24,710		605,148
Oracle	6,840		183,654
QUALCOMM	11,630		524,746
			2,211,310
Materials--2.8%
Air Products & Chemicals	2,020		167,296
CF Industries Holdings	1,590		151,845
Dow Chemical	5,900		162,014
Freeport-McMoRan Copper & Gold	2,860		244,215
International Paper	6,950		151,163
			876,533
Telecommunication Services--5.3%
AT & T	33,960		971,256
Vodafone Group, ADR	29,200	b	724,452
			1,695,708
Utilities--3.6%
Entergy	5,730		438,517
NextEra Energy	9,950		541,181
Questar	9,080		159,172
			1,138,870
Total Common Stocks
(cost $28,810,590)			31,414,256

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $41,000)	41,000	[c]	41,000

Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $84,589)	84,589	[c]	84,589

Total Investments (cost $28,936,179)	99.6%		31,539,845
Cash and Receivables (Net)	.4%		129,160
Net Assets	100.0%		31,669,005

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's security on loan was $81,501 and the market value of the collateral held by the fund was $84,589.
c Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $28,936,179.

Net unrealized appreciation on investments was $2,603,666 of which $3,956,598 related to appreciated investment securities and $1,352,932 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	30,689,804	-	-	30,689,804
Equity Securities - Foreign+	724,452	-	-	724,452
Mutual Funds	125,589	-	-	125,589

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2010 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Consumer Discretionary--12.8%
Aeropostale	21,162	a	492,016
American Greetings, Cl. A	42,000		780,780
AnnTaylor Stores	24,900	a	503,976
Autoliv	14,100		921,153
Brinker International	64,350		1,213,641
Cheesecake Factory	63,300	a,b	1,675,551
Collective Brands	33,500	a,b	540,690
Fossil	33,300	a	1,791,207
ITT Educational Services	7,100	a,b	498,917
J Crew Group	50,200	a,b	1,687,724
PetSmart	41,600		1,456,000
Ross Stores	6,400		349,568
Scholastic	39,100		1,087,762
Signet Jewelers	30,500	a	968,070
Sotheby's	24,500		902,090
Timberland, Cl. A	26,700	a	528,927
TRW Automotive Holdings	11,900	a	494,564
Warnaco Group	31,450	a	1,608,039
Williams-Sonoma	30,300		960,510
Wyndham Worldwide	28,100		771,907
			19,233,092
Consumer Staples--5.0%
ConAgra Foods	21,600		473,904
Corn Products International	10,100		378,750
Dr. Pepper Snapple Group	30,900		1,097,568
Energizer Holdings	20,300	a	1,364,769
Estee Lauder, Cl. A	12,400		784,052
Hormel Foods	16,650		742,590
Lancaster Colony	39,400	b	1,871,500
Tyson Foods, Cl. A	50,300		805,806
			7,518,939
Energy--5.7%
Cimarex Energy	39,500		2,614,110
EXCO Resources	72,300		1,075,101
Forest Oil	10,900	a	323,730
Oceaneering International	13,700	a	737,882
Oil States International	18,700	a	870,485
Pioneer Natural Resources	16,700		1,086,001
Southern Union	60,100		1,446,006
Unit	10,500	a	391,545
			8,544,860
Financial--19.6%
American Financial Group	48,075		1,470,133
AmeriCredit	14,600	a	357,116
Apartment Investment & Management,
Cl. A	59,700	c	1,276,386
CB Richard Ellis Group, Cl. A	48,100	a	879,268
Comerica	14,000		520,100
Digital Realty Trust	5,100	b,c	314,670
Eaton Vance	31,100		903,144
Equity One	31,800	c	536,784
Fifth Third Bancorp	43,500		523,305
First Citizens Bancshares/NC, Cl. A	3,200		592,864
First Horizon National	52,650	a	600,737
FirstMerit	65,106		1,192,742
HCC Insurance Holdings	45,450		1,185,791
Highwoods Properties	15,500	c	503,285
Hospitality Properties Trust	72,800	c	1,625,624
International Bancshares	81,800		1,381,602
Jones Lang LaSalle	15,900		1,371,693
Liberty Property Trust	18,200	c	580,580

Macerich	32,847	c	1,410,779
NewAlliance Bancshares	55,600		701,672
Old Republic International	42,200		584,470
Potlatch	45,100	c	1,533,400
Prosperity Bancshares	11,200		363,664
Rayonier	24,600	c	1,232,952
Reinsurance Group of America	26,300		1,270,027
SEI Investments	68,500		1,393,290
StanCorp Financial Group	41,300		1,569,400
SVB Financial Group	24,500	a	1,036,840
Weingarten Realty Investors	55,700	c	1,215,374
Westamerica Bancorporation	23,900	b	1,302,311
			29,430,003
Health Care--11.7%
Cephalon	21,800	a	1,361,192
Charles River Laboratories
International	11,400	a	377,910
Cooper	23,700		1,095,414
Endo Pharmaceuticals Holdings	30,000	a	997,200
Health Net	39,600	a	1,076,724
Henry Schein	17,800	a	1,042,724
Hologic	89,200	a	1,428,092
Humana	28,200	a	1,416,768
Kinetic Concepts	28,900	a	1,057,162
LifePoint Hospitals	23,400	a	820,404
Medicis Pharmaceutical, Cl. A	58,700		1,740,455
Mettler-Toledo International	2,700	a	335,988
Mylan	24,600	a,b	462,726
STERIS	43,500	b	1,445,070
Techne	33,300		2,055,609
Waters	13,200	a	934,296
			17,647,734
Industrial--14.1%
Alaska Air Group	43,600	a	2,224,908
Copart	44,100	a	1,453,977
Corrections Corp. of America	66,300	a	1,636,284
Donaldson	25,600		1,206,528
Graco	46,700		1,481,791
Hubbell, Cl. B	27,550		1,398,162
Joy Global	21,300		1,497,816
Kansas City Southern	42,700	a	1,597,407
Kennametal	27,100		838,203
Oshkosh	62,400	a	1,716,000
Owens Corning	21,300	a	545,919
Ryder System	14,300		611,611
Timken	74,800		2,869,328
Toro	12,400		697,252
Trinity Industries	32,500		723,775
URS	15,900	a	603,882
			21,102,843
Information Technology--16.6%
Advent Software	22,400	a,b	1,169,056
Amdocs	27,600	a	791,016
Broadridge Financial Solutions	44,300		1,013,141
CA	34,100		720,192
Computer Sciences	27,400		1,260,400
Convergys	55,400	a	578,930
Cypress Semiconductor	114,500	a	1,440,410
DST Systems	13,800		618,792
F5 Networks	11,900	a	1,235,339
FactSet Research Systems	31,000		2,515,030
Fairchild Semiconductor
International	177,000	a	1,663,800
Gartner	30,600	a,b	900,864
Harris	7,000		310,030
Lender Processing Services	25,100		834,073
Micron Technology	72,400	a	522,004
Plantronics	65,000		2,195,700
SanDisk	28,400	a	1,040,860

SRA International, Cl. A	26,890	a	530,271
Synopsys	74,000	a	1,832,980
Tech Data	59,900	a	2,413,970
Vishay Intertechnology	144,300	a	1,396,824
			24,983,682
Materials--6.5%
Cabot	15,900		517,863
Crown Holdings	11,000	a	315,260
Domtar	11,200		723,296
Lubrizol	26,800		2,839,996
MeadWestvaco	14,100		343,758
Minerals Technologies	41,300		2,433,396
Reliance Steel & Aluminum	32,500		1,349,725
Worthington Industries	77,400		1,163,322
			9,686,616
Telecommunication Services--1.3%
Telephone & Data Systems	59,200		1,941,760
Utilities--5.7%
CMS Energy	25,700		463,114
Constellation Energy Group	34,200		1,102,608
DPL	98,600		2,576,418
DTE Energy	13,400		615,462
Energen	31,800		1,453,896
NV Energy	127,000		1,670,050
Westar Energy	11,700		283,491
WGL Holdings	11,200		423,136
			8,588,175
Total Common Stocks
(cost $140,630,127)			148,677,704

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,187,000)	1,187,000	[d]	1,187,000
Investment of Cash Collateral for
Securities Loaned--4.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,250,867)	6,250,867	[d]	6,250,867
Total Investments (cost $148,067,994)	104.0%		156,115,571
Liabilities, Less Cash and Receivables	(4.0%)		(5,966,697)
Net Assets	100.0%		150,148,874

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $6,152,212 and the market value of the collateral held by the fund was $6,250,867.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $148,067,994. Net unrealized appreciation on investments was $8,047,577 of which $17,281,344 related to appreciated investment securities and $9,233,767 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.6
Information Technology	16.6
Industrial	14.1
Consumer Discretionary	12.8
Health Care	11.7
Materials	6.5
Energy	5.7
Utilities	5.7
Consumer Staples	5.0
Money Market Investments	5.0
104.0

† Based on net assets.

100-929-58

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	146,788,481	-	-	146,788,481
Equity Securities - Foreign+	1,889,223	-	-	1,889,223
Mutual Funds	7,437,867	-	-	7,437,867

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2010 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Consumer Discretionary--15.6%
American Public Education	7,062	a	232,057
Arbitron	10,576		295,811
Audiovox, Cl. A	3,595	a	24,590
Big 5 Sporting Goods	8,710		116,888
Biglari Holdings	382	a	125,544
BJ's Restaurants	6,946	a,b	195,599
Blue Nile	4,241	a,b	188,682
Blyth	1,893		78,067
Brown Shoe	17,104		196,183
Brunswick	33,185	b	505,076
Buckle	7,860	b	208,604
Buffalo Wild Wings	6,997	a	335,086
Cabela's	12,137	a,b	230,360
California Pizza Kitchen	7,807	a	133,187
Callaway Golf	16,153		113,071
Capella Education	6,024	a,b	467,583
Carter's	22,345	a	588,344
Cato, Cl. A	11,501		307,767
CEC Entertainment	8,861	a	304,198
Children's Place Retail Stores	10,356	a	505,062
Christopher & Banks	15,494		122,558
Coinstar	12,673	a,b	544,812
CROCS	30,747	a	400,018
Deckers Outdoor	14,408	a	719,824
DineEquity	5,643	a,b	253,822
Dolan	13,386	a	152,199
Drew Industries	5,478	a	114,271
E.W. Scripps, Cl. A	5,517	a	43,474
Ethan Allen Interiors	10,087	b	176,119
Finish Line, Cl. A	21,184		294,669
Fred's, Cl. A	15,032		177,378
Genesco	9,088	a	271,549
Group 1 Automotive	7,637	a,b	228,194
Gymboree	9,790	a,b	406,677
Haverty Furniture	10,419		113,671
Helen of Troy	12,285	a	310,688
Hibbett Sports	12,074	a,b	301,246
Hillenbrand	21,494		462,336
Hot Topic	13,436	b	80,482
HSN	13,576	a	405,922
Iconix Brand Group	26,915	a	471,013
Interval Leisure Group	13,962	a	188,068
Jack in the Box	19,334	a	414,521
JAKKS Pacific	11,906	a,b	210,022
Jo-Ann Stores	10,404	a	463,498
JOS. A. Bank Clothiers	9,793	a	417,280
K-Swiss, Cl. A	5,256	a,b	67,014
Kid Brands	10,492	a	90,231
Kirkland's	3,816	a	52,890
La-Z-Boy	19,499	a	164,572
Landry's Restaurants	805	a	19,714
Lithia Motors, Cl. A	4,281	b	41,055
Live Nation	49,134	a	485,444
Liz Claiborne	37,514	a,b	228,085
Lumber Liquidators Holdings	6,450	a,b	158,477
M/I Homes	8,486	a	88,000
Maidenform Brands	7,724	a	222,837
Marcus	7,376		87,406
MarineMax	12,792	a	90,056
Men's Wearhouse	16,784	b	399,291
Meritage Homes	11,915	a	233,772
Midas	4,531	a	34,481

Monarch Casino & Resort	3,724	a	41,746
Monro Muffler Brake	7,259		334,712
Movado Group	8,052	a,b	87,606
National Presto Industries	1,473	b	156,830
Nautilus	9,044	a	12,029
NutriSystem	9,963		191,688
OfficeMax	30,669	a	401,457
Oxford Industries	6,003		142,751
P.F. Chang's China Bistro	9,129	b	421,760
Papa John's International	8,639	a	227,897
PEP Boys-Manny Moe & Jack	21,904		231,744
Perry Ellis International	3,723	a	81,348
PetMed Express	6,425	b	112,438
Pinnacle Entertainment	19,432	a	216,667
Polaris Industries	11,825		769,808
Pool	16,460	b	330,352
Pre-Paid Legal Services	2,853	a,b	178,284
Quiksilver	51,685	a	202,088
Red Robin Gourmet Burgers	3,956	a	77,577
Ruby Tuesday	25,369	a	301,130
Ruth's Hospitality Group	11,842	a	47,486
Shuffle Master	22,409	a	188,460
Skechers USA, Cl. A	12,896	a	302,927
Sonic	19,163	a	154,837
Sonic Automotive, Cl. A	14,837	a,b	145,848
Spartan Motors	20,458		94,925
Stage Stores	14,880		193,440
Stamps.com	7,574	a	98,462
Standard Motor Products	4,057		42,720
Standard-Pacific	37,759	a,b	149,903
Stein Mart	9,492	a	83,814
Steven Madden	7,689	a	315,710
Sturm Ruger & Co.	8,899		121,382
Superior Industries International	10,414		179,954
Texas Roadhouse	22,424	a,b	315,281
True Religion Apparel	8,795	a,b	187,685
Tuesday Morning	13,030	a	62,153
UniFirst	5,863		258,851
Universal Electronics	5,896	a	122,932
Universal Technical Institute	8,826		172,548
Volcom	4,216	a,b	80,610
Winnebago Industries	10,835	a	112,901
Wolverine World Wide	17,069		495,172
Zale	2,523	a,b	5,298
Zumiez	4,976	a	105,292
			23,917,898
Consumer Staples--4.0%
Alliance One International	33,934	a	140,826
Andersons	7,516	b	284,856
Boston Beer, Cl. A	2,926	a	195,662
Cal-Maine Foods	5,897		170,895
Calavo Growers	6,263		135,782
Casey's General Stores	12,792		534,066
Central Garden & Pet, Cl. A	25,021	a	259,218
Cracker Barrel Old Country Store	9,193		466,637
Darling International	31,263	a	266,361
Diamond Foods	6,833	b	280,085
Great Atlantic & Pacific Tea	4,043	a,b	16,010
Hain Celestial Group	15,236	a,b	365,359
J & J Snack Foods	5,970		250,322
Lance	11,202		238,603
Medifast	5,389	a,b	146,204
Nash Finch	5,459		232,226
Peet's Coffee & Tea	3,483	a,b	119,223
RC2	8,892	a	186,287
Sanderson Farms	7,222		312,640
Spartan Stores	10,043		145,624
TreeHouse Foods	11,870	a,b	547,207
United Natural Foods	15,061	a,b	499,122

WD-40	6,674		253,745
			6,046,960
Energy--5.4%
Basic Energy Services	7,390	a,b	62,963
Bristow Group	12,996	a	468,896
CARBO Ceramics	6,883		557,523
Dril-Quip	11,972	a	743,581
Gulf Island Fabrication	2,841		51,706
Holly	14,176	b	407,560
Hornbeck Offshore Services	5,134	a	100,062
ION Geophysical	54,787	a	281,605
Lufkin Industries	11,026		484,041
Matrix Service	13,023	a	113,951
NorthWestern	11,980		341,430
Oil States International	18,503	a	861,315
Penn Virginia	16,129	b	258,709
Petroleum Development	7,334	a	202,418
PetroQuest Energy	22,339	a,b	136,045
Pioneer Drilling	18,065	a	115,255
SEACOR Holdings	7,264	a	618,602
Seahawk Drilling	5,547	a,b	46,928
SM Energy	22,800		854,088
Stone Energy	18,230	a	268,528
Swift Energy	14,205	a,b	398,876
Tetra Technologies	29,997	a	305,969
World Fuel Services	22,892	b	595,421
			8,275,472
Financial--18.8%
Acadia Realty Trust	13,691	c	260,129
American Physicians Capital	1,613	a	66,875
Amerisafe	3,858	a	72,453
Bank Mutual	6,376		33,091
Bank of the Ozarks	3,473	b	128,814
BioMed Realty Trust	45,801	c	820,754
Boston Private Financial Holdings	32,694		213,819
Brookline Bancorp	25,969		259,171
Cash America International	11,328		396,480
Cedar Shopping Centers	16,996	c	103,336
City Holding	7,048	b	216,162
Colonial Properties Trust	26,375	c	427,011
Columbia Banking System	14,771	b	290,250
Community Bank System	12,738	b	293,101
Delphi Financial Group, Cl. A	17,781		444,347
DiamondRock Hospitality	51,374	a	487,539
Dime Community Bancshares	6,381		88,377
East West Bancorp	55,078		896,670
EastGroup Properties	9,284	c	347,036
eHealth	9,045	a	116,861
Employers Holdings	13,460		212,264
Entertainment Properties Trust	16,501	c	712,513
Extra Space Storage	31,770	b,c	509,591
EZCORP, Cl. A	16,676	a	334,187
First BanCorp/Puerto Rico	10,929	a,b	3,060
First Cash Financial Services	11,663	a	323,648
First Commonwealth Financial	23,735		129,356
First Financial Bancorp	20,379	b	339,922
First Financial Bankshares	7,793		366,193
First Midwest Bancorp	24,369		280,975
Forestar Group	12,909	a	220,098
Franklin Street Properties	20,649	c	256,461
Glacier Bancorp	23,221	b	339,027
Hancock Holding	9,614		289,093
Hanmi Financial	31,962	a,b	40,911
Home Bancshares	9,562		194,300
Home Properties	12,565	c	664,689
Horace Mann Educators	14,006		249,027
Independent Bank/MA	6,451		145,277
Infinity Property & Casualty	4,086		199,274
Inland Real Estate	29,181	c	242,494

Interactive Brokers Group, Cl. A	14,656	a,b	252,230
Investment Technology Group	16,656	a	236,848
Kilroy Realty	18,211	b,c	603,513
Kite Realty Group Trust	16,318	c	72,452
LaBranche & Co.	12,777	a	49,830
LaSalle Hotel Properties	26,239	c	613,730
Lexington Realty Trust	47,070	b,c	337,021
LTC Properties	10,869	c	277,377
Medical Properties Trust	38,338	b,c	388,747
Mid-America Apartment Communities	11,153		649,997
Nara Bancorp	11,216	a	79,185
National Financial Partners	16,451	a	208,434
National Penn Bancshares	49,035		306,469
National Retail Properties	30,679	c	770,350
Navigators Group	4,001	a	178,565
NBT Bankcorp	11,734		258,969
Old National Bancorp	29,355		308,228
optionsXpress Holdings	17,238	a	264,776
Parkway Properties	9,891	c	146,387
Pennsylvania Real Estate
Investment Trust	20,806	b,c	246,759
Pinnacle Financial Partners	9,522	a,b	87,507
Piper Jaffray	4,802	a	139,882
Portfolio Recovery Associates	6,247	a,b	403,869
Post Properties	17,700	c	494,184
Presidential Life	9,573		93,815
PrivateBancorp	25,049		285,308
ProAssurance	11,672	a	672,190
PS Business Parks	7,470	c	422,578
Rewards Network	1,772		25,428
RLI	5,323		301,388
S&T Bancorp	8,629	b	150,317
Safety Insurance Group	4,591		192,914
Selective Insurance Group	21,867		356,213
Signature Bank	15,613	a	606,409
Simmons First National, Cl. A	7,010		198,173
South Financial Group	159,753	a,b	45,370
Sovran Self Storage	9,729	c	368,729
Sterling Bancorp	13,888		120,687
Sterling Bancshares	30,612		164,386
Stewart Information Services	10,385		117,558
Stifel Financial	12,958	a	599,826
Susquehanna Bancshares	46,973		396,452
SWS Group	8,748		62,723
Tanger Factory Outlet Centers	14,105	b,c	664,910
Tompkins Financial	2,247	b	89,116
Tower Group	17,436		407,131
TradeStation Group	11,902	a	78,315
Trustco Bank	36,269	b	201,656
UMB Financial	11,719		416,142
Umpqua Holdings	43,985		498,790
United Bankshares	12,521	b	311,648
United Community Banks	36,930	a	82,723
United Fire & Casualty	7,793		165,290
Universal Health Realty Income
Trust	4,385		150,888
Urstadt Biddle Properties, Cl. A	9,951	c	179,914
Whitney Holding	31,794		259,757
Wilshire Bancorp	7,942	b	51,941
Wintrust Financial	12,010		389,244
World Acceptance	6,064	a,b	267,786
			28,785,660
Health Care--13.3%
Abaxis	7,218	a	166,736
Affymetrix	23,107	a	105,368
Air Methods	3,728	a,b	155,010
Align Technology	25,398	a	497,293
Almost Family	3,688	a	109,275
Amedisys	10,692	a	254,470

American Medical Systems Holdings	28,198	a	552,117
AMERIGROUP	18,618	a	790,706
AMN Healthcare Services	11,048	a	56,787
AmSurg	13,019	a	227,572
Analogic	5,739		257,566
ArQule	11,346	a	58,432
Bio-Reference Laboratories	6,190	a	129,123
Cambrex	5,112	a	21,726
Cantel Medical	5,929		96,050
Catalyst Health Solutions	13,032	a	458,857
Centene	17,374	a	409,853
Chemed	8,168	b	465,331
Computer Programs & Systems	2,882		122,687
CONMED	7,683	a	172,176
Cooper	17,437		805,938
CorVel	2,774	a	117,756
Cross Country Healthcare	6,587	a	47,361
CryoLife	13,366	a	81,132
Cubist Pharmaceuticals	22,087	a	516,615
Cyberonics	10,352	a	276,191
Dionex	6,528	a	564,280
Emergent Biosolutions	6,675	a	115,211
Ensign Group	3,274		58,768
Enzo Biochem	9,152	a,b	34,778
eResearch Technology	17,748	a	132,755
Genoptix	5,068	a	71,966
Gentiva Health Services	11,529	a	251,909
Greatbatch	10,492	a	243,309
Haemonetics	9,676	a	566,336
Hanger Orthopedic Group	10,225	a	148,672
Healthcare Realty Trust	23,789	c	556,425
HealthSpring	18,904	a	488,479
Healthways	11,060	a	128,738
Hi-Tech Pharmacal	3,745	a,b	75,799
HMS Holdings	9,600	a	565,824
ICU Medical	2,723	a,b	101,541
Integra LifeSciences Holdings	8,324	a	328,465
Invacare	13,540		358,945
IPC The Hospitalist	4,328	a	118,241
Kendle International	3,803	a	35,444
Kensey Nash	4,906	a	141,734
Landauer	2,575		161,272
LCA-Vision	2,785	a	15,512
LHC Group	6,386	a,b	148,091
Magellan Health Services	13,019	a	615,018
Martek Biosciences	12,965	a,b	293,398
MedCath	7,847	a	79,019
Meridian Bioscience	12,501		273,522
Merit Medical Systems	6,988	a	111,039
Molina Healthcare	5,524	a	149,093
MWI Veterinary Supply	3,840	a	221,645
Natus Medical	11,576	a	168,662
Neogen	9,092	a,b	307,764
Omnicell	15,634	a	204,493
Palomar Medical Technologies	6,244	a	64,501
Par Pharmaceutical Cos.	13,915	a	404,648
PAREXEL International	22,400	a	518,112
PharMerica	10,985	a	104,687
PSS World Medical	19,771	a	422,704
Quality Systems	6,174	b	409,398
Regeneron Pharmaceuticals	23,562	a	645,599
RehabCare Group	8,560	a	173,083
Res-Care	8,493	a	112,702
Salix Pharmaceuticals	20,741	a	823,833
Savient Pharmaceuticals	22,517	a	514,964
SurModics	5,408	a	64,463
Symmetry Medical	12,617	a	121,628
ViroPharma	29,129	a	434,313
West Pharmaceutical Services	12,936	b	443,834

Zoll Medical	7,616	a	245,768
			20,292,512
Industrial--15.6%
A.O. Smith	8,137		471,051
AAON	3,405	b	80,086
AAR	13,576	a	253,328
ABM Industries	17,835	b	385,058
Actuant, Cl. A	22,594		518,758
Administaff	7,819		210,566
Aerovironment	6,103	a	135,792
Albany International, Cl. A	11,338		214,515
Allegiant Travel	5,705	b	241,436
American Science & Engineering	3,199		235,606
Apogee Enterprises	5,187		47,461
Applied Industrial Technologies	14,976		458,266
Applied Signal Technology	3,360		83,597
Arkansas Best	9,666		234,207
Astec Industries	6,260	a,b	178,598
ATC Technology	7,932	a	196,238
AZZ	5,107		218,784
Badger Meter	4,753	b	192,401
Barnes Group	18,818		331,009
Belden	16,538		436,272
Bowne & Co.	13,495		152,898
Brady, Cl. A	19,658		573,424
Briggs & Stratton	20,502		389,743
Cascade	3,593	b	114,257
CDI	1,432		18,501
Ceradyne	8,706	a	203,285
CIRCOR International	4,064		128,422
CLARCOR	17,675		682,785
Comfort Systems USA	11,321		121,474
Consolidated Graphics	4,629	a	191,872
Cubic	6,156		251,165
Curtiss-Wright	17,310		524,493
EMCOR Group	24,950	a	613,521
Encore Wire	3,901		80,010
EnPro Industries	8,338	a,b	260,813
ESCO Technologies	7,803		259,528
Esterline Technologies	10,915	a	624,665
Exponent	4,657	a	156,429
Federal Signal	22,537		121,474
Forward Air	10,262		266,812
G & K Services, Cl. A	7,677		175,496
GenCorp	23,523	a,b	115,733
Geo Group	23,029	a	537,727
Gibraltar Industries	14,492	a	130,138
Griffon	17,460	a	212,837
Healthcare Services Group	13,434		306,161
Heartland Express	18,958		281,905
Heidrick & Struggles International	6,580		128,178
Hub Group, Cl. A	12,562	a	367,564
II-VI	8,879	a	331,453
Insituform Technologies, Cl. A	15,293	a	369,785
Interface, Cl. A	20,293		288,769
John Bean Technologies	8,345		134,438
Kaman	8,169		214,109
Kaydon	13,249		458,415
Kelly Services, Cl. A	10,623	a	124,608
Knight Transportation	19,994	b	386,484
Lawson Products	1,072		16,369
Lindsay	4,976	b	215,560
LSB Industries	6,951	a	129,080
Lydall	9,452	a	69,567
Mobile Mini	10,067	a,b	154,428
Moog, Cl. A	15,497	a	550,298
Mueller Industries	12,608		333,986
NCI Building Systems	2,701	a	25,741
Old Dominion Freight Line	16,275	a	413,711

On Assignment	9,508	a	49,917
Orbital Sciences	21,275	a	325,508
Orion Marine Group	8,906	a	110,523
Powell Industries	3,556	a	110,663
Quanex Building Products	16,033		276,890
Robbins & Myers	12,494		334,589
School Specialty	5,379	a	69,981
SFN Group	19,309	a	116,047
Simpson Manufacturing	13,630		351,381
SkyWest	19,249		268,716
Standard Register	2,151		6,281
Standex International	4,446		107,549
Sykes Enterprises	15,035	a	204,175
Teledyne Technologies	12,167	a	484,490
Tetra Tech	23,730	a	497,618
Toro	12,001	b	674,816
Tredegar	6,722		127,584
Triumph Group	5,288		394,432
TrueBlue	17,980	a	245,427
United Stationers	7,943	a	425,030
Universal Forest Products	6,396		187,083
Viad	6,264		121,146
Vicor	7,260		106,069
Volt Information Sciences	3,545	a	25,524
Watsco	10,424	b	580,408
Watts Water Technologies, Cl. A	11,777	b	401,007
			23,933,994
Information Technology--18.5%
Actel	11,816	a	188,465
Advanced Energy Industries	12,733	a	166,293
Agilysys	5,815	a	37,798
Anixter International	11,006	a	594,214
Arris Group	49,506	a	483,674
ATMI	12,909	a	191,828
Avid Technology	7,542	a,b	98,876
Bel Fuse, Cl. B	3,666		76,326
Benchmark Electronics	22,160	a	363,424
Black Box	5,569		178,542
Blackbaud	14,443		347,210
Blue Coat Systems	15,606	a	375,480
Brightpoint	26,983	a	188,611
Brooks Automation	22,719	a	152,444
Cabot Microelectronics	8,333	a,b	268,156
CACI International, Cl. A	10,984	a,b	497,136
Checkpoint Systems	15,403	a	313,451
Ciber	27,423	a	82,543
Cogent	15,753	a	167,612
Cognex	12,168		326,346
Cohu	10,056		126,605
Commvault Systems	15,674	a	407,994
Compellent Technologies	6,600	a	119,988
comScore	8,404	a	197,662
Comtech Telecommunications	11,522		315,127
Concur Technologies	15,396	a,b	761,178
CSG Systems International	14,300	a	260,689
CTS	14,624		140,683
Cymer	9,690	a	359,305
Cypress Semiconductor	61,288	a	771,003
Daktronics	5,469	b	53,706
DealerTrack Holdings	13,289	a	226,976
DG Fastchannel	10,090	a	219,458
Digi International	13,999	a	132,851
Diodes	11,912	a	203,576
DSP Group	6,760	a	47,320
DTS	6,429	a,b	245,395
Ebix	10,146	a,b	237,924
Electro Scientific Industries	12,596	a	139,942
EMS Technologies	3,975	a	74,054
Epicor Software	18,566	a	161,524

EPIQ Systems	15,548		190,618
Exar	23,006	a	137,806
FARO Technologies	7,077	a	154,349
FEI	15,026	a	294,059
Forrester Research	5,058	a	167,319
Gerber Scientific	8,219	a	50,711
Harmonic	28,675	a	197,284
Heartland Payment Systems	10,238		155,822
Hittite Microwave	7,832	a	373,195
Hutchinson Technology	6,949	a,b	24,113
Infospace	10,772	a	93,286
Insight Enterprises	18,085	a	282,849
Integral Systems	1,973	a	14,561
Interactive Intelligence	6,334	a	111,478
Intermec	15,568	a	190,864
Intevac	10,349	a	103,593
j2 Global Communications	17,449	a	415,112
JDA Software Group	13,223	a	335,335
Keithley Instruments	4,863		104,603
Knot	8,110	a	74,044
Kopin	19,235	a	68,284
Kulicke & Soffa Industries	26,220	a	162,302
Liquidity Services	6,149	a	98,445
Littelfuse	8,564	a	374,247
LoJack	6,588	a	25,166
Manhattan Associates	9,520	a	279,412
MAXIMUS	6,962		428,720
Mercury Computer Systems	6,904	a	83,055
Methode Electronics	13,629		123,751
Micrel	14,809		146,017
Microsemi	31,091	a	533,211
MicroStrategy, Cl. A	3,688	a	319,418
MKS Instruments	19,614	a	352,660
Monolithic Power Systems	10,615	a	173,343
MTS Systems	4,958		153,698
NCI, Cl. A	1,815	a	34,340
Netgear	12,616	a	340,758
NetScout Systems	11,674	a	239,434
Network Equipment Technologies	10,707	a,b	36,939
Neutral Tandem	13,725	a,b	164,014
Newport	15,775	a	178,889
Novatel Wireless	17,780	a,b	140,106
OSI Systems	7,242	a	263,029
Park Electrochemical	6,776		178,480
PC-Tel	4,708	a	28,907
Perficient	12,584	a	115,018
Pericom Semiconductor	9,879	a	85,849
Phoenix Technologies	19,413	a	75,711
Plexus	14,103	a	413,923
Progress Software	16,907	a	559,622
Radiant Systems	9,934	a	169,871
Radisys	13,563	a	127,763
Rogers	5,916	a	186,236
Rudolph Technologies	11,513	a	95,673
ScanSource	7,746	a	214,874
Sigma Designs	12,461	a,b	143,177
Smith Micro Software	8,680	a	86,279
Sonic Solutions	9,673	a,b	110,079
Sourcefire	8,447	a	243,611
Standard Microsystems	9,417	a	214,802
StarTek	12,303	a	51,427
Stratasys	7,731	a	214,303
Supertex	2,517	a	55,676
Symmetricom	22,432	a	128,311
Synaptics	12,310	a,b	346,403
SYNNEX	6,692	a,b	188,313
Take-Two Interactive Software	31,789	a	322,340
Taleo, Cl. A	12,717	a	368,666
Technitrol	22,031	b	97,157

Tekelec	24,907	a	322,795
TeleTech Holdings	12,188	a	180,870
Tessera Technologies	16,923	a	313,076
THQ	30,496	a	122,594
Tollgrade Communications	5,972	a	43,775
Triquint Semiconductor	59,459	a	570,806
TTM Technologies	15,325	a	150,032
Tyler Technologies	10,302	a,b	207,688
Ultratech	6,429	a	109,936
United Online	35,260		201,687
Varian Semiconductor Equipment
Associates	27,892	a	802,732
Veeco Instruments	14,465	a,b	504,395
ViaSat	13,221	a	543,515
Volterra Semiconductor	9,326	a	200,696
Websense	16,599	a	294,466
Wright Express	12,731	a	454,624
			28,337,786
Materials--4.1%
A.M. Castle & Co.	5,757	a	76,280
AMCOL International	8,973	b	235,003
American Vanguard	12,899	b	79,716
Arch Chemicals	10,192		357,637
Balchem	8,978		277,061
Brush Engineered Materials	7,399	a	210,428
Buckeye Technologies	14,998		220,621
Calgon Carbon	20,030	a,b	290,435
Century Aluminum	16,831	a	221,664
Clearwater Paper	3,662	a	278,605
Deltic Timber	3,813	b	170,822
Eagle Materials	13,857		328,411
H.B. Fuller	16,335		324,576
Headwaters	25,818	a	92,945
Kaiser Aluminum	4,969		212,624
Myers Industries	9,709		83,400
Neenah Paper	7,191		109,303
Olympic Steel	4,843		111,341
OM Group	12,318	a	371,018
Penford	3,524	a	16,246
PolyOne	34,634	a	418,725
Quaker Chemical	3,247		105,722
RTI International Metals	9,905	a	303,291
Schulman (A.)	10,078		203,072
Schweitzer-Mauduit International	7,174		418,316
Stepan	3,204		189,388
Texas Industries	8,532	b	268,929
Wausau Paper	18,908	a	156,747
Zep	6,630		115,627
			6,247,953
Telecommunication Services--.4%
Cbeyond	10,161	a,b	130,366
Dycom Industries	13,697	a	136,833
General Communication, Cl. A	9,376	a	93,479
NTELOS Holdings	9,434		159,623
USA Mobility	9,195		147,396
			667,697
Utilities--3.8%
Allete	12,312		448,526
American States Water	7,594		271,713
Avista	22,088		461,197
Central Vermont Public Service	1,568		31,627
CH Energy Group	4,466		197,219
El Paso Electric	17,507	a	416,316
Laclede Group	7,509		258,460
New Jersey Resources	15,460		606,341
Northwest Natural Gas	8,813	b	418,177
Piedmont Natural Gas	24,192	b	701,568
South Jersey Industries	9,954		492,424
Southwest Gas	17,620		591,856

UIL Holdings	17,870		503,219
UniSource Energy	14,029		468,989
			5,867,632
Total Common Stocks
(cost $137,319,749)			152,373,564
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.13%, 12/23/10
(cost $124,962)	125,000	[d]	124,963

Other Investment--.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $564,000)	564,000	[e]	564,000
Investment of Cash Collateral for
Securities Loaned--10.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $15,505,040)	15,505,040	[e]	15,505,040

Total Investments (cost $153,513,751)	110.1%		168,567,567
Liabilities, Less Cash and Receivables	(10.1%)		(15,521,221)
Net Assets	100.0%		153,046,346

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was
$15,027,864 and the market value of the collateral held by the fund was $15,505,040.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $153,513,751. Net unrealized appreciation on investments was $15,053,816 of which $28,916,298 related to appreciated investment securities and $13,862,482 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
September 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2010	($)
Financial Futures Long
Russell 2000 E-mini	12	809,400	December 2010	11,041

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.8
Information Technology	18.5
Industrial	15.6
Consumer Discretionary	15.6
Health Care	13.3
Short-Term/Money Market Investments	10.6
Energy	5.4
Materials	4.1
Consumer Staples	4.0
Utilities	3.8
Telecommunication Services	.4
110.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 -	Significant
	Unadjusted Quoted	Other Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	152,370,504	-	-	152,370,504
Equity Securities - Foreign+	3,060	-	-	3,060
Mutual Funds	16,069,040	-	-	16,069,040
U.S. Treasury	-	124,963	-	124,963
Other Financial Instruments:
Futures++	11,041	-	-	11,041

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.

Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2010 (Unaudited)

Common Stocks--95.1%	Shares		Value ($)
Consumer Discretionary--5.9%
Amazon.com	57,820	a	9,081,209
Netflix	17,900	a,b	2,902,664
			11,983,873
Information Technology--84.5%
Akamai Technologies	110,770	a	5,558,438
Amphenol, Cl. A	115,485		5,656,455
Apple	39,561	a	11,225,434
BMC Software	124,350	a	5,033,688
Cavium Networks	71,564	a,b	2,058,181
Cisco Systems	187,410	a	4,104,279
Cognizant Technology Solutions,
Cl. A	72,405	a	4,667,950
Cree	78,030	a,b	4,236,249
Cypress Semiconductor	328,110	a	4,127,624
Dolby Laboratories, Cl. A	64,810	a	3,681,856
Electronic Arts	245,452	a	4,032,776
Google, Cl. A	17,820	a	9,369,578
Informatica	127,070	a	4,880,759
International Business Machines	52,520		7,045,033
Lam Research	98,920	a	4,139,802
Microsoft	164,195		4,021,135
Motorola	1,120,260	a	9,555,818
NetApp	153,780	a	7,656,706
OpenTable	29,240	a,b	1,990,659
Oracle	313,473		8,416,750
Paychex	149,740		4,116,353
QUALCOMM	234,920		10,599,590
Quest Software	207,610	a	5,105,130
Riverbed Technology	87,220	a	3,975,488
Salesforce.com	73,450	a	8,211,710
SuccessFactors	87,840	a	2,205,662
Taleo, Cl. A	106,720	a	3,093,813
Teradata	134,210	a	5,175,138
Trimble Navigation	134,930	a	4,727,947
Visa, Cl. A	54,580		4,053,111
VMware, Cl. A	43,650	a	3,707,631
Western Digital	145,500	a	4,130,745
			170,561,488
Telecommunication Services--4.7%
AT & T	327,420		9,364,212
Total Common Stocks
(cost $157,728,626)			191,909,573

Other Investment--4.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,713,000)	8,713,000	[c]	8,713,000
Investment of Cash Collateral for
Securities Loaned--4.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,354,993)	9,354,993	[c]	9,354,993
Total Investments (cost $175,796,619)	104.0%		209,977,566
Liabilities, Less Cash and Receivables	(4.0%)		(8,188,229)
Net Assets	100.0%		201,789,337

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $7,501,346 and the market value of the collateral held by the fund was $9,354,993.
c Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $175,796,619. Net unrealized appreciation on investments was $34,180,947 of which $36,270,532 related to appreciated investment securities and $2,089,585 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	84.5
Money Market Investments	8.9
Consumer Discretionary	5.9
Telecommunication Services	4.7
104.0

† Based on net assets.

100-206-99

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	191,909,573	-	-	191,909,573
Mutual Funds	18,067,993	-	-	18,067,993

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)